Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income	$ 22,598	$ 17,085	$ 2,335
Depreciation and amortization expense	2,209	750	357
Loss on disposal of property and equipment	105	11	86
Bargain purchase gain	0	(1,172)	0
Amortization of debt discount	1,522	0	0
Forgiveness of note receivable from stockholder	214	0	0
Gains on mortgage loans held for sale	(83,327)	(71,420)	(16,735)
Amortization of mortgage servicing rights	0	3,679	960
Impairment of mortgage servicing rights	0	11,698	2
Changes in mortgage servicing rights valuation	(14,422)	0	0
Provision for reserve for mortgage repurchases and indemnifications	(417)	0	0
Stock-based compensation expense	2,579	13	0
Deferred income tax expense	13,623	10,724	1,699
Change in contingent earn-out liability	(10)	0	0
Proceeds from sales and principal payments of mortgage loans held for sale	8,243,802	3,318,047	1,068,264
Originations and purchases of mortgage loans held for sale	(8,706,887)	(3,449,407)	(1,050,434)
Repurchases and indemnifications of previously sold loans	(4,070)	0	0
Changes in operating assets and liabilities
Restricted cash	2,945	(3,445)	750
Servicing advances	(3,239)	(591)	(21)
Warehouse lending receivables	(12,089)	0	0
Other assets	(5,466)	(866)	(510)
Accounts payable and accrued expenses	16,721	13,668	2,455
Reserve for mortgage repurchases and indemnifications	(237)	0	0
Due to related parties	260	146	0
Net cash (used in) provided by operating activities	(523,586)	(151,080)	9,208
Investing activities
Purchase of subsidiary in a business combination, net of cash acquired	(5,435)	0	0
Purchases of property and equipment	(9,939)	(2,827)	(1,226)
Purchase of assets in a business combination	(484)	(512)	0
Purchase of mortgage servicing rights	(1,543)	0	0
Repayment of notes receivable from stockholder	8	68	(63)
Net cash used in investing activities	(17,393)	(3,271)	(1,289)
Financing activities
Proceeds from borrowings under mortgage funding arrangements and operating lines of credit	18,516,065	145,083	6,055
Repayments of borrowings under mortgage funding arrangements and operating lines of credit	(18,172,266)	(3,064)	(16,044)
Proceeds from borrowing from stockholder	10,000	0	0
Repayment of borrowing from stockholder	(4,345)	0	0
Proceeds from borrowing of subordinated debt	0	0	750
Repayment of borrowing of subordinated debt	0	(750)	0
Payments of capital lease obligations	(14)	0	(8)
Net proceeds from issuance of common stock	225,573	1,000	500
Proceeds from issuance of preferred stock	0	32,000	909
Payment for redemption of preferred stock	0	(1,500)	0
Purchase of treasury stock	0	(1,820)	0
Payment of equity issuance costs	(5,959)	(1,826)	0
Preferred stock dividends	(27)	(119)	(257)
Net cash provided by (used in) financing activities	569,027	169,004	(8,095)
Change in cash and cash equivalents	28,048	14,653	(176)
Cash and cash equivalents at beginning of period	15,056	403	579
Cash and cash equivalents at end of period	$ 43,104	$ 15,056	$ 403